Taxation (Details) - Schedule of deferred tax liabilities - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax liabilities [Abstract]
Beginning balance
Ending balance	(86)
Deferred tax liabilities balance
Income tax recognized in the income statement	6,084
Prior year adjustments	(191)
Business combinations	(13,404)
Equity	£ 7,425